Acquisitions and Dispositions (Tables)	3 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Results of Operations Reported within Discontinued Operations

The following table represents selected information for each disposal group regarding the results of operations reported within discontinued operations in Dominion Energy's Consolidated Statements of Income:

	Three Months Ended March 31, 2023				Three Months Ended March 31, 2022
	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other
(millions)
Operating revenue	$312	$326	$730	$1	$310	$335	$519	$2
Operating expense	216	208	579	3	218	224	388	2
Other income (expense)	8	2	1	—	7	2	—	—
Interest and related charges	15	13	16	—	3	9	10	—
Income (loss) before income taxes	89	107	136	(2)	96	104	121	—
Income tax expense (benefit)	13	24	29	(1)	14	23	26	—
Net income (loss) attributable to Dominion Energy(1)	$76	$83	$107	$(1)	$82	$81	$95	$—
(1)
Excludes $(9) million and $(4) million of income tax expense (benefit) attributable to consolidated state and interim period tax allocation adjustments for the three months ended March 31, 2023 and 2022, respectively.

Schedule of Major Classes of Assets and Liabilities of Disposal Groups Reported As Held for Sale

The carrying amount of major classes of assets and liabilities relating to the disposal groups, which are reported as held for sale in Dominion Energy's Consolidated Balance Sheets were as follows:

	At March 31, 2023				At December 31, 2022
	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other
(millions)
Current assets(1)	$476	$275	$985	$1	$544	$381	$803	$1
Property, plant and equipment, net	5,064	2,623	4,021	46	5,012	2,591	3,984	47
Other deferred charges and other assets, including goodwill(2) and intangible assets	2,642	821	1,039	—	2,629	822	1,043	—
Current liabilities	489	117	311	1	634	151	612	1
Long-term debt	2,287	798	1,245	—	2,287	798	1,245	—
Other deferred credits and liabilities	1,407	690	1,146	9	1,435	689	1,087	9
(1)
Includes cash and cash equivalents of $4 million and $6 million within the East Ohio Transaction, less than $1 million and less than $1 million within the PSNC Transaction and $35 million and $28 million within the Questar Gas Transaction at March 31, 2023 and December 31, 2022, respectively. Also includes regulatory assets of $42 million and $90 million within the East Ohio Transaction, $93 million and $95 million within the PSNC Transaction and $514 million and $273 million within the Questar Gas Transaction at March 31, 2023 and December 31, 2022, respectively.
(2)
Includes goodwill of $1.5 billion, $673 million and $983 million at both March 31, 2023 and December 31, 2022 within the East Ohio, PSNC and Questar Gas Transactions, respectively. Also includes regulatory assets of $779 million and $751 million within the East Ohio Transaction, $92 million and $93 million within the PSNC Transaction and $(27) million and $(22) million within the Questar Gas Transaction at March 31, 2023 and December 31, 2022, respectively.
(3)
Includes regulatory liabilities of $52 million and $43 million within the East Ohio Transaction, $33 million and $11 million within the PSNC Transaction and $45 million and $144 million within the Questar Gas Transaction at March 31, 2023 and December 31, 2022, respectively.
(4)
Includes regulatory liabilities of $743 million and $749 million within the East Ohio Transaction, $437 million and $436 million within the PSNC Transaction and $506 million and $506 million within the Questar Gas Transaction at March 31, 2023 and December 31, 2022, respectively.

Capital Expenditures and Significant Noncash Items Relating to the Disposal Groups

Capital expenditures and significant noncash items relating to the disposal groups included the following:

	Three Months Ended March 31, 2023				Three Months Ended March 31, 2022
	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other
(millions)
Capital expenditures	$98	$44	$85	$—	$95	$43	$104	$—
Significant noncash items
Depreciation, depletion and amortization	35	22	44	1	33	21	41	1
Accrued capital expenditures	30	22	18	—	30	13	24	—